Derivative financial instruments - Reconciliation of movements (Details) - Foreign exchange swaps/nondeliverable forwards - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Opening balance	$ (68,133)	$ (1,393)
Fair value gain/(loss) (unrealized foreign exchange on open contracts)	8,147	(92,151)
Exchange differences	26,574	25,831
Cash flow on settlement	23,209	(420)
Ending balance	$ (10,203)	$ (68,133)